Offerings - Offering: 1	Aug. 03, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per ordinary share
Amount Registered | shares	2,066,662
Proposed Maximum Offering Price per Unit	6.94
Maximum Aggregate Offering Price	$ 14,342,634.28
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,980.72
Offering Note	The ordinary shares, no par value per ordinary share (the "Ordinary Shares"), will be offered for resale by the selling shareholders pursuant to the prospectus contained in the registration statement to which this exhibit is attached. The registration statement registers the resale of an aggregate of 2,066,662 of the Registrant's Ordinary Shares, including 1,033,331 Ordinary Shares issuable upon conversion of the Initial Notes and 1,033,331 Ordinary Shares issuable upon exercise of the Initial Warrants, each of which was issued in connection with the Note and Warrant Financing. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), this registration statement also covers such indeterminate number of Ordinary Shares as may be issuable upon stock splits, stock dividends, or other distribution, recapitalization or similar events. (2) This estimate is made pursuant to Rule 457(c) of the Securities Act solely for purposes of calculating the registration fee. The price per Ordinary Share and aggregate offering price are based upon the average of the high and low prices of the Registrant’s Ordinary Shares on July 28, 2026, as reported on the Nasdaq Capital Market.